10-K - Shareholders' Equity (Summarized Information about Warrants Outstanding) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Outstanding, ending balance	854,630	578,405
Stock Purchase Warrants 2017 Issuance [Member]
Class of Warrant or Right [Line Items]
Grant date	2017
Warrants issued	35,382
Exercise price, lower limit	$ 53.65
Exercise price, upper limit	$ 69.96
Fair value of warrants issued	$ 595
Outstanding, ending balance	0	1,521
Stock Purchase Warrants 2018 Issuance [Member]
Class of Warrant or Right [Line Items]
Grant date	2018
Warrants issued	163,995
Exercise price, lower limit	$ 70.91
Exercise price, upper limit	$ 80.90
Fair value of warrants issued	$ 2,591
Outstanding, ending balance	45,024	112,756
Stock Purchase Warrants 2019 Issuance [Member]
Class of Warrant or Right [Line Items]
Grant date	2019
Warrants issued	151,008
Exercise price, lower limit	$ 74.25
Exercise price, upper limit	$ 95.61
Fair value of warrants issued	$ 2,634
Outstanding, ending balance	66,977	101,977
Stock Purchase Warrants 2020 Issuance [Member]
Class of Warrant or Right [Line Items]
Grant date	2020
Warrants issued	164,890
Exercise price, lower limit	$ 72.65
Exercise price, upper limit	$ 104.89
Fair value of warrants issued	$ 3,140
Outstanding, ending balance	146,386	146,386
Stock Purchase Warrants 2021 Issuance [Member]
Class of Warrant or Right [Line Items]
Grant date	2021
Warrants issued	218,166
Exercise price, lower limit	$ 99.33
Exercise price, upper limit	$ 135.97
Fair value of warrants issued	$ 5,584
Outstanding, ending balance	215,765	215,765
Stock Purchase Warrants 2022 Issuance [Member]
Class of Warrant or Right [Line Items]
Grant date	2022
Warrants issued	380,478
Exercise price, lower limit	$ 125.32
Exercise price, upper limit	$ 143.95
Fair value of warrants issued	$ 12,972
Outstanding, ending balance	380,478	0